Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The Company’s condensed consolidated financial statements for the six months ended June 30, 2024, have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These condensed consolidated financial statements, which are unaudited, do not include all of the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements for the year ended December 31, 2023 and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board.

The results of operations for the six months ended June 30, 2024, are not necessarily indicative of the results that may be expected for the entire fiscal year ending December 31, 2024, or for any other interim period.

Estimates

Estimates

The preparation of interim financial statements requires the Company’s management to exercise its judgment and to use significant accounting estimates and assumptions that affect the application of the Company’s accounting policies and the amounts of reported assets, liabilities, income and expenses. Actual results may materially differ from those estimates.

In preparation of these condensed consolidated financial statements, the significant judgments that were exercised by the management in applying the Company’s accounting policies and the key sources of estimation uncertainty were similar to those applied in the Company’s annual financial statements for the year ended December 31, 2023.

Accounting policies

Accounting policies

The accounting policies applied in the preparation of these condensed consolidated financial statements are consistent with those applied in the preparation of the annual financial statements for the year ended December 31, 2023, except as described below.

Income tax

Income tax

Income tax expense for interim periods is recognized at an amount determined by multiplying the profit before income tax for the interim period of each individual jurisdiction by management’s best estimate of the expected effective annual income tax rate of each jurisdiction, adjusted for the tax effects of certain items recognized in full in the interim period.

New standards and amendments adopted

New standards and amendments adopted

Several new standards, amendments to standards and interpretations that are effective for annual periods beginning on January 1, 2024, have been applied in preparing these condensed consolidated financial statements. None of these had a material effect on the Company’s condensed consolidated financial statements.

New standards and amendments not yet adopted

New standards and amendments not yet adopted

IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”)

IFRS 18 replaces IAS 1, “Presentation of Financial Statements” (“IAS 1”). As part of the new disclosure requirements, companies will be required to present new defined subtotals in the statement of profit or loss, as follows: (i) operating profit and (ii) profit before financing and tax. In addition, items in the statement of profit or loss will be classified into three defined categories: operating, investment and financing. The standard also includes a requirement to provide a separate disclosure in the financial statements regarding the use of management-defined performance measures (“non-GAAP measures”), and specific instructions were added for the grouping and splitting of items in the financial statements and their accompanying notes. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with an option for early adoption. The Company is currently in a preliminary stage of assessing the expected effect of this new standard.